Document and Entity Information	Dec. 11, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000055067
Current Fiscal Year End Date	--12-28
Document Type	8-K
Document Period End Date	Dec. 11, 2025
Entity Registrant Name	Kellanova
Entity Incorporation State Country Code	DE
Entity File Number	1-4171
Entity Tax Identification Number	38-0710690
Entity Address, Address Line One	412 N. Wells Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(269)
Local Phone Number	961-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.25 par value per share
Trading Symbol	K
Security Exchange Name	NYSE
A 0500 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2029
Trading Symbol	K29
Security Exchange Name	NYSE
Three Seven Five Zero Percent Euro Notes Due Twenty Thirty Four [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Senior Notes due 2034
Trading Symbol	K34
Security Exchange Name	NYSE